091-18375fn

For Internal Use Only
Sec File No. 9-

RECEIVED
2015 FEB 12 PM 3:27
SEC / MR

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

SEC
Mail Processing
Section
FEB 12 2015
Washington DC
404

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

15000601

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   BATS Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   See Attached.
3. Class of New Derivative Securities Product:
   See Attached.
4. Name of Underlying Instrument:
   See Attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   See Attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
   See Attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades: See Attached.
8. Settlement Methodology of New Derivative Securities Product:
   Trades Locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
   Not Applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Anders Franzon

Title: VP, Associate General Counsel

Telephone Number: 913-815-7154

Manual Signature of Official Responsible for Form:

Date: February 11, 2015

Act	Securities Exchange Act of 1934
Section	[illegible]
Rule	19b-4(e)
Public Availability:	FEB 12 2015

SEC 2449 (6-01)

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON BATS EXCHANGE, INC.
COMMENCING ON FEBRUARY 5, 2015

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
FREL	Trust	Investment Company Units	MSCI USA IMI Real Estate Index	U.S.	Broad
SPYB	Trust	Investment Company Units	S&P 500 Buyback Index	U.S.	Broad
REGL	Trust	Investment Company Units	S&P MidCap 400® Dividend Aristocrats Index	U.S.	Broad
SMDV	Trust	Investment Company Units	Russell 2000 Dividend Growth Index	U.S.	Broad

RECEIVED
2015 FEB 12 PM 3:26
SEC / MR

SEC
Mail Processing
Section
FEB 12 2015
Washington DC
404

February 11, 2015

Ms. Gail Jackson
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Form 19b-4(e) – BATS Exchange, Inc.

Ms. Jackson,

On behalf of BATS Exchange, Inc., enclosed please find one (1) executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information regarding four (4) derivative securities products that commenced trading on BATS Exchange on February 5, 2015. Please contact me or Tami Schademann (913.815.7113) if you have any questions in connection with this matter.

Sincerely,

Anders Franzon
VP, Associate General Counsel
913.815.7154

Act	Securities Exchange Act of 1934
Section	[illegible]
[illegible]	[illegible]
Availability	FEB 12 2015